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                                    THOMAS C. CASTANO
                                    Assistant General Counsel
                                    Law Department
ThePRUDENTIAL [Logo]
                                    The Prudential Insurance Company of America
                                    213 Washington Street, Newark, NJ 07102-2992
                                    201 802-4708 Fax: 201 802-8357


                                   May 5, 1997

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


           Re:  The Prudential Individual Variable
                Contract Account
                Registration No.: 2-80897

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, Prudential Life Insurance Company of America, on behalf of The Prudential Individual Variable Contract Account (the "Account"), hereby certifies: (1) that the text of the Account's most recent post-effective amendment has been filed electronically; and (2) that the form of the prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment.


                                        Respectfully submitted,

                                        /s/ THOMAS C. CASTANO, ESQ.
                                        -------------------------------
                                        Thomas C. Castano, Esq.
                                        Assistant Secretary,
                                        The Prudential Insurance
                                        Company of America